Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Consolidated Debt

			Weighted-Average Interest Rate at December 31, 2012 (a)
	December 31,
	2011	2012
Revolving credit facility	$—	$—	—%
$250.0 million of 6.45% Notes due 2014	249,844	249,905	6.3%
$250.0 million of 5.65% Notes due 2016	252,037	251,609	5.7%
$250.0 million of 6.40% Notes due 2018	263,477	261,411	5.3%
$550.0 million of 6.55% Notes due 2019	578,521	575,065	5.7%
$550.0 million of 4.25% Notes due 2021	558,932	558,088	4.0%
$250.0 million of 6.40% Notes due 2037	248,964	248,981	6.4%
$250.0 million of 4.20% Notes due 2042	—	248,349	4.2%
Total debt	$2,151,775	$2,393,408	5.3%

(a)
Weighted-average interest rate includes the impact of interest rate swaps, the amortization/accretion of discounts and premiums and the amortization/accretion of gains and losses realized on historical cash flow and fair value hedges (see Note 12—Derivative Financial Instruments for detailed information regarding fair value hedges and interest rate swaps).